Financial Result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Interest on short-term investments	R$ 120,986	R$ 23,187	R$ 12,462
Sublease receivable	26,846	28,714	29,695
Other	6,448	8,397	29,914
Total financial income	154,280	60,298	72,071
Financial expenses
Interest on loans	(420,682)	(270,057)	(195,688)
Interest on lease	(2,433,640)	(1,569,151)	(806,007)
Interest on convertible debentures	(201,303)	(25,116)	0
Interest on factoring credit card receivables	(55,395)	(25,715)	(13,477)
Interest on provisions	(237,740)	(283,797)	(88,015)
Interest and fines on other operations	(255,634)	(225,082)	(129,954)
Guarantee commission	(109,661)	(38,484)	(30,977)
Borrowing cost	(42,617)	(19,594)	(12,549)
Other	(81,571)	(57,591)	(52,857)
Derivative financial instruments, net	864,184	(2,207,470)	325,452
Foreign currency exchange, net	(1,443,046)	(4,302,540)	(391,905)
Financial result, net	(4,262,825)	(8,964,299)	(1,323,906)
Financial expenses	R$ (3,838,243)	R$ (2,514,587)	R$ (1,329,524)